FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Estimated Fair Value of Financial Instruments and Other Assets
The carrying value and estimated fair value of the Company’s financial instruments and other assets accounted for under fair value at December 31, 2019 (Successor) and 2018 (Predecessor) are as follows:

		Successor		Predecessor
In thousands of U.S. dollars	Fair Value Hierarchy Level	2019 Fair Value	2019 Carrying Value	2018 Fair Value	2018 Carrying Value
Recurring
Cash and cash equivalents	1	$12,681	$12,681	$8,446	$8,446
Accounts receivable	1	8,381	8,381	2,602	2,602
Accounts payable	1	4,192	4,192	843	843
Accounts payable, related party	1	916	916	492	492
Other current liabilities	1	2,768	2,768	3,147	3,147
Initial Credit Facility	2	(132,905)	(132,905)	(132,905)	(132,905)
DVB Credit Facility	2	(9,000)	(9,000)	—	—

Non-recurring
Vessels	2	—	—	176,914	176,914

Schedule of Exchange Gain (Loss)
We recorded the following exchange gain or losses during the historical periods presented:

	Successor	Predecessor
	For the period April 9 to December 31, 2019	For the period January 1 to April 8, 2019	For the year ended December 31,
In thousands of U.S. dollars			2018	2017
Exchange gain/(loss)	56	(164)	(626)	327